LOANS AND BORROWINGS - Aggregate maturities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Twelve-months ending September 30,
2020	¥ 620,419
2021	1,075,970
2022	1,916,326
2023	1,903,732
2024	1,850,560
Thereafter	695,442
Long-term borrowings	¥ 8,062,449	¥ 5,802,240